Note 4 - Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
December 31, 2013	Cost	Accumulated depreciation	Net book value

Lab equipment	$4,885,963	$(4,678,976)	$206,987
Leashold improvements	5,592,312	(5,001,683)	$590,629
Computer hardware and software	1,991,927	(1,589,519)	$402,408
Furniture and fixtures	395,948	(395,416)	$532
Assets under construction	172,601	-	$172,601
	$13,038,751	$(11,665,594)	$1,373,157
December 31, 2012	Cost	Accumulated depreciation	Net book value

Lab equipment	$5,136,975	$(4,787,905)	$349,070
Leasehold improvements	5,978,338	(5,041,900)	936,438
Computer hardware and software	1,649,593	(1,585,288)	64,305
Furniture and fixtures	423,281	(421,363)	1,918
	$13,188,187	$(11,836,456)	$1,351,731